SCHEDULE OF BREAKDOWN OF THE STOCK-BASED COMPENSATION EXPENSE (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Option Expense	$ 323	$ 754
RSU Expense	12,384	8,090
Total	12,707	8,844
Cost of Sales – Agent Stock Based Compensation [Member]
Option Expense
RSU Expense	7,942	5,214
Total	7,942	5,214
Marketing Expenses – Agent Stock Based Compensation [Member]
Option Expense	69	142
RSU Expense	3,046	1,995
Total	3,115	2,137
Marketing Expenses – FTE Stock Based Compensation [Member]
Option Expense		1
RSU Expense	40	3
Total	40	4
Research and Development – FTE Stock Based Compensation [Member]
Option Expense	1	7
RSU Expense	304	128
Total	305	135
General and Administrative – FTE Stock Based Compensation [Member]
Option Expense	253	604
RSU Expense	1,052	750
Total	$ 1,305	$ 1,354